Appendix V: Interest-Bearing Debt (Details) € in Millions, $ in Millions	Dec. 31, 2022 EUR (€)	Jan. 26, 2022 USD ($)	Jan. 13, 2022 EUR (€)	Dec. 31, 2021 EUR (€)
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	€ 83,706			€ 84,794
Telefonica, S.A. | Structured financing due January 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	12
Borrowings	12			72
Telefonica, S.A. | Structured financing due October 31, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	27
Borrowings	25			89
Telefonica, S.A. | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	238
Borrowings	223			288
Telefonica, S.A. | Structured financing due March 11, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	161
Borrowings	161			221
Telefonica, S.A. | Credit Facility due March 01, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	5,500
Borrowings	0			0
Telefonica, S.A. | Bilateral Loan Due December 15, 2032
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	150			0
Telefonica, S.A. | Bilateral Loan Due June 23, 2033
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	125
Borrowings	0			0
Telefonica, S.A. | Sustainability-linked Syndicated Loan Due January 13, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount			€ 5,500
Telefónica Germany GmbH & Co. OHG | BEI Financing due June 13, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	183			258
Telefónica Germany GmbH & Co. OHG | Syndicated Loan Due December 17, 2026
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	750
Borrowings	0			0
Telefónica Germany GmbH & Co. OHG | BEI Financing (Tranche 1) due June 18, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	300			300
Telefónica Germany GmbH & Co. OHG | BEI Financing (Tranche 2) due July 14, 2029
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	150			150
Colombia Telecomunicaciones S.A. E.S.P. | Bilateral Loan due March 24, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	0			117
Colombia Telecomunicaciones S.A. E.S.P. | Bilateral loan due March 19, 2025
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	97			111
Colombia Telecomunicaciones S.A. E.S.P. | Bilateral Loan Due January 26, 2022
Disclosure of detailed information about borrowings [line items]
Early repayment of debt | $		$ 132
Telxius Telecom, S.A. | Syndicated loan due December 1, 2024
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	300
Borrowings	201			162
Telefónica Móviles Chile, S.A. | Bilateral Loan due September 29, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	133			124
Bluevia Fibra, S.L.U. | Syndicated loan due December 20, 2027
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	360
Borrowings	245			0
Telefónica Brasil, S.A. | Bilateral Loan Due September 28, 2023
Disclosure of detailed information about borrowings [line items]
Contractual limit amount	0
Borrowings	€ 199			€ 0